Financial Assets At Fair Value Through Profit Or Loss And Stock Loan - Summary of financial assets at fair value through profit or loss and stock loan (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss and stock loan [Line Items]
Financial assets at fair value through profit or loss	$ 1,377,856,715	$ 1,572,697,716
Stock loan	878,483,400	1,200,980,200
Financial assets	2,256,340,115	2,773,677,916
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	1,001,399,213	2,450,980,000
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	1,192,420,965	322,697,916
Unlisted equity linked notes [Abstract]
Unlisted equity linked note	62,519,937
Financial assets at fair value through profit or loss and stock loan	2,256,340,115	2,773,677,916
Investment A [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	1,001,399,213	2,450,980,000
Investment B [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	85,706,112	77,023,394
Investment C [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	24,111,436	47,149,360
Investment D [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	190,038,137	$ 198,525,162
Investment E [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	892,565,280
Investment F [member]
Unlisted equity linked notes [Abstract]
Unlisted equity linked note	$ 62,519,937